Segment Information - Summary of Geographical Analysis of Non-current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total non-current assets	$ 24,515	$ 22,200
Switzerland [Member]
Disclosure of geographical areas [line items]
Total non-current assets	23,612	21,954
USA [Member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 903	$ 246